Consolidated statement of financial position $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Non-current assets
Property, plant and equipment	$ 333	₨ 24,345,000	₨ 62,563,000
Right-of-use assets	6,150	449,840,000	538,422,000
Intangible assets and goodwill	12,169	890,037,000	1,702,693,000
Prepayments and other assets	58	4,206,000	3,114,000
Other financial assets	326	23,838,000	30,233,000
Term deposits	292	21,346,000	800,000
Other non-financial assets	3,057	223,618,000	223,618,000
Deferred tax asset	211	15,398,000	93,831,000
Total non-current assets	22,596	1,652,628,000	2,655,274,000
Current assets
Inventories	20	1,480,000	2,490,000
Trade and other receivables	11,901	870,452,000	2,368,395,000
Prepayments and other assets	8,428	616,393,000	851,950,000
Income tax recoverable	3,409	249,332,000	486,261,000
Other current financial assets	1,567	114,634,000	273,926,000
Term deposits	7,257	530,783,000	754,524,000
Cash and cash equivalents	23,402	1,711,589,000	1,365,370,000
Total current assets	55,984	4,094,663,000	6,102,916,000
Total assets	78,580	5,747,291,000	8,758,190,000
Equity
Share capital	11	838,000	714,000
Share premium	276,730	20,240,055,000	18,889,154,000
Treasury Shares	(153)	(11,219,000)	(11,219,000)
Other capital reserve	1,670	122,109,000	689,295,000
Accumulated deficit	(262,063)	(19,167,316,000)	(18,053,916,000)
Foreign currency translation reserve	(364)	(26,639,000)	(22,087,000)
Total equity attributable to equity holders of the Company	15,831	1,157,828,000	1,491,941,000
Total non-controlling interest	72	5,247,000	19,033,000
Total equity	15,903	1,163,075,000	1,510,974,000
Non-current liabilities
Borrowings	43	3,177,000	7,226,000
Trade and other payables	478	34,938,000	27,774,000
Deferred tax liabilities	197	14,413,000	37,645,000
Employee benefits	713	52,137,000	56,837,000
Deferred revenue	3,649	266,920,000	232,069,000
Lease liabilities	5,849	427,786,000	478,361,000
Other financial liabilities	3,695	270,280,000	2,000
Other non-financial liability	608	44,453,000
Total non-current liabilities	15,232	1,114,104,000	839,914,000
Current liabilities
Borrowings	1,748	127,878,000	978,231,000
Trade and other payables	30,290	2,215,425,000	2,859,370,000
Employee benefits	749	54,760,000	79,396,000
Deferred revenue	1,642	120,129,000	125,847,000
Income taxes payable	4	263,000	204,000
Lease liabilities	1,028	75,182,000	61,267,000
Other financial liabilities	1,288	94,185,000	1,342,337,000
Other current liabilities	10,696	782,290,000	960,650,000
Total current liabilities	47,445	3,470,112,000	6,407,302,000
Total liabilities	62,677	4,584,216,000	7,247,216,000
Total equity and liabilities	$ 78,580	₨ 5,747,291,000	₨ 8,758,190,000